PRINCIPAL ACCOUNTING POLICIES - Foreign Currencies, Cash and Restricted Cash, Investments (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2016 CNY (¥)	Dec. 31, 2018 USD ($) company ¥ / $	Dec. 31, 2018 CNY (¥) company	Dec. 31, 2017 CNY (¥) company	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥) ¥ / $	Dec. 28, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 29, 2017 CNY (¥)	Dec. 31, 2015 CNY (¥)
Foreign Currencies
Exchange rate used for conversion of RMB into U.S. dollars in the financial statements | ¥ / $		6.8755				6.8755
Cash and Restricted Cash
Cash		$ 286,285				¥ 1,968,351			¥ 2,292,476
Restricted cash		839				5,770			249
Total cash and restricted cash		287,124			¥ 1,921,463	1,974,121		$ 333,463	2,292,725		¥ 1,138,411
Investments
Other-than-temporary impairment charge				¥ 0	0
Qualifying observable price changes			¥ 0
Available-for-sale debt securities					126,716
Unrealized gain on available-for-sale securities, net of tax effect		16,950	116,540	¥ 110,702	¥ 28,876
USD
Cash and Restricted Cash
Amount of cash and restricted cash held in U.S. dollars		$ 135,668					¥ 931,120	$ 125,450		¥ 819,715
Equity Method Investments
Investments
Amount paid for investments			25,000
Remaining unpaid amount of investments						25,000
Other-than-temporary impairment charge on equity method investment			¥ 0
Mobile-based platform focused on short-term, on-demand work opportunities in the United States
Investments
Equity interest									¥ 96,967
Percentage of equity interest owned								9.50%	9.50%
Technology talent assessment services provider in the United States
Investments
Equity interest						¥ 31,535
Percentage of equity interest owned		14.30%				14.30%
Human resource consulting and executive search services company in China
Investments
Equity interest						¥ 25,000
Percentage of equity interest owned		18.00%				18.00%
Companies That Provide Business Process Outsourcing Services in China
Investments
Equity interest						¥ 300			¥ 300
Percentage of equity interest owned		5.00%				5.00%		5.00%	5.00%
Number of companies | company		3	3	3
Golden Finance
Investments
Available-for-sale debt securities	¥ 126,716
Available-for-sale debt securities, percentage acquired	15.00%	11.70%				11.70%
Unrealized gain on available-for-sale securities, net of tax effect			¥ 116,540	¥ 110,702
Realized gain on sale of debt securities			61,070
Investment fund | Equity Method Investments
Investments
Ownership interest (as a percent)		5.00%				5.00%
Amount paid for investments			75,000
Another Investment Fund | Equity Method Investments
Investments
Ownership interest (as a percent)		25.00%				25.00%
Amount paid for other investment			¥ 50,000